INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 17, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the ARI Micro Cap Value Fund, ARI Small Cap Value Fund, ARI Small/Mid Cap Value Fund, ARI Global All Cap Value Fund, and ARI International Small Cap Value Fund (the “ARI Funds”)

The Trust is filing Post-Effective Amendment No. 57 to its Registration Statement under Rule 485(a)(2) of the Securities Act of 1933, as amended, to create the following new series:

•	ARI Micro Cap Value Fund
•	ARI Small Cap Value Fund
•	ARI Small/Mid Cap Value Fund
•	ARI Global All Cap Value Fund
•	ARI International Small Cap Value Fund

Please direct your comments to Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/RITA DAM

Rita Dam
Treasurer